Financial instruments (Tables)	6 Months Ended
Jun. 30, 2019
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Analysis of Financial Instruments Measured at Fair Value

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into levels 1 to 3 based on the degree to which the fair value is observable:

Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 fair value measurements are those derived from inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices);

Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	Level 1	Level 2	Level 3
	£m	£m	£m
30 June 2019
Derivatives in designated hedge relationships
Derivative assets	—	6.3	—
Derivative liabilities	—	—	—
Held at fair value through profit or loss
Other investments	0.4	—	300.6
Derivative assets	—	10.0	—
Derivative liabilities	—	(4.0)	—
Payments due to vendors (earnout agreements) (note 19)	—	—	(371.5)
Liabilities in respect of put options	—	—	(264.4)
Held at fair value through other comprehensive income
Other investments	46.0	—	227.7

Reconciliation of level 3 fair value measurements:

	Liabilities in respect of put options	Other investments
	£m	£m
1 January 2019	(242.0)	538.2
(Losses)/gains recognised in the income statement	(25.4)	1.6
Gains recognised in other comprehensive income	—	6.4
Exchange adjustments	(0.3)	—
Additions	(2.1)	6.6
Disposals	—	(24.5)
Cancellations	1.0	—
Settlements	4.4	—
30 June 2019	(264.4)	528.3